Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost		$ 7,232	$ 3,941
Accumulated benefit obligation for pension plan		490,108	236,110
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit)		2,217
Net actuarial gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year		8,204
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	$ 2,354
Gain on curtailment	$ 853
Pension Plans
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year		21,272
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		(35,696)	(5,451)
Gain on curtailment		849	0
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year		3,904
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		(10,263)	2,165
Gain on curtailment		$ 4	$ 0